Related party transactions - Narrative (Details)	12 Months Ended
	Dec. 31, 2024 GBP (£) investmentVehicle director connectedPerson	Dec. 31, 2023 GBP (£) investmentVehicle connectedPerson director	Dec. 31, 2022 GBP (£) director connectedPerson
RELATED PARTY TRANSACTIONS (Details) - Narrative [Line Items]
Customer deposits	£ 482,745,000,000	£ 471,396,000,000
Number of investment vehicles | investmentVehicle	88	129
Financial assets at fair value through profit or loss	£ 215,925,000,000	£ 203,318,000,000
Fee and commission income	2,943,000,000	2,926,000,000	£ 2,790,000,000
Loans and advances to customers	459,857,000,000	449,745,000,000
Balances on term deposits from customers	13,000,000	6,000,000
External assets	906,697,000,000	881,453,000,000
Liabilities	860,809,000,000	834,088,000,000
Profit for the year	4,477,000,000	5,518,000,000	3,923,000,000
Cash flows from (used in) financing activities	(5,931,000,000)	(3,500,000,000)	(6,613,000,000)
Interest income	31,288,000,000	28,051,000,000	£ 17,645,000,000
Schroder Wealth Holdings Limited
RELATED PARTY TRANSACTIONS (Details) - Narrative [Line Items]
Management fee expense	4,000,000	4,000,000
Other associates at fair value through profit and loss
RELATED PARTY TRANSACTIONS (Details) - Narrative [Line Items]
External assets	7,635,000,000	7,519,000,000
Liabilities	6,436,000,000	5,927,000,000
Turnover	3,630,000,000	3,381,000,000
Profit for the year	328,000,000	293,000,000
Cash flows from (used in) financing activities	1,651,000,000	1,574,000,000
Interest income	116,000,000	120,000,000
Pension funds
RELATED PARTY TRANSACTIONS (Details) - Narrative [Line Items]
Customer deposits	£ 113,000,000	£ 133,000,000
Consolidated
RELATED PARTY TRANSACTIONS (Details) - Narrative [Line Items]
Number of investment vehicles | investmentVehicle	50	68
Unconsolidated
RELATED PARTY TRANSACTIONS (Details) - Narrative [Line Items]
Current investments	£ 142,000,000	£ 55,000,000
Money redeemed from disposal of unconsolidated OEICs	513,000,000	210,000,000
Financial assets at fair value through profit or loss	1,461,000,000	1,448,000,000
Fee and commission income	82,000,000	72,000,000
Outstanding
RELATED PARTY TRANSACTIONS (Details) - Narrative [Line Items]
Loans and advances to customers	45,000,000	47,000,000
Key management personnel of entity or parent
RELATED PARTY TRANSACTIONS (Details) - Narrative [Line Items]
Pension contributions	£ 0	£ 0
Interest rate on deposits (percent)	6.25%	6.25%	5.00%
Guarantees issued	£ 0	£ 0	£ 0
Key management personnel of entity or parent | Loans to key management personnel
RELATED PARTY TRANSACTIONS (Details) - Narrative [Line Items]
Provisions	£ 0	£ 0	£ 0
Key management personnel of entity or parent | Bottom of range
RELATED PARTY TRANSACTIONS (Details) - Narrative [Line Items]
Borrowings, interest rate (in percent)	2.03%	1.09%	1.01%
Key management personnel of entity or parent | Top of range
RELATED PARTY TRANSACTIONS (Details) - Narrative [Line Items]
Borrowings, interest rate (in percent)	32.40%	32.40%	30.15%
Directors and connected persons
RELATED PARTY TRANSACTIONS (Details) - Narrative [Line Items]
Outstanding commitments made by entity	£ 29,000.0	£ 23,400	£ 2,000.0
Directors
RELATED PARTY TRANSACTIONS (Details) - Narrative [Line Items]
Number of related parties | director	5	5	2
Connected persons
RELATED PARTY TRANSACTIONS (Details) - Narrative [Line Items]
Number of related parties | connectedPerson	1	0	0